Nature of the Business and Basis of Presentation (Tables)	9 Months Ended
Dec. 25, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash Flow Impact of Divestiture

In accordance with the PSL Divestiture noted above, the following noncash assets and liabilities and related equity impacts attributable to the unaudited statement of cash flows are summarized below:

March 28, 2020
Cash and cash equivalents	$(15,332)
Restricted cash	(1,013)
Trade accounts receivable, net of allowances	37
Accounts receivable - other	(308)
Inventories	(32,250)
Prepaid expenses and other current assets	(376)
Property, plant and equipment, net	(115,341)
Related party note receivable	51,377
Equity investment in related party	25,462
Other assets, net	5,609
Trade accounts payable	4,176
Accrued expenses and other current liabilities	7,150
Current portion of related party debt	25,000
Bank lines-of-credit	10,000
Related party notes payable, less current portion	17,700
Other long-term liabilities	(1,247)
Additional paid-in capital	19,165